Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
The following table presents our goodwill and intangible assets as of December 31, 2023 and 2022:

	Year ended December 31,
(in thousands)	2023	2022
Goodwill	€—	€181,927
Intangible assets with indefinite lives	75,345	89,545
Intangible assets with definite lives, net	269	404
Total	€75,614	€271,876

Schedule of goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2022	€200,067	€86,472	€—	€286,539
Foreign exchange translation	26	4	—	30
Impairment charge	(104,642)	—	—	(104,642)
Balance as of December 31, 2022	€95,451	€86,476	€—	€181,927

Balance as of January 1, 2023	€95,451	€86,476	€—	€181,927
Impairment charge	(95,451)	(86,476)	—	(181,927)
Balance as of December 31, 2023	€—	€—	€—	€—

Components of intangible assets with definite lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2023 and 2022:

	December 31, 2023			December 31, 2022
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Trademark/domain	€675	€(406)	€269	€675	€(271)	€404
Total	€675	€(406)	€269	€675	€(271)	€404